Income Taxes (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Tax expense at statutory rate US	21.00%	34.00%
Foreign income not recognized in the U.S.	(21.00%)	(34.00%)
PRC enterprise income tax rate	25.00%	25.00%
Changes in valuation allowance and others	(25.00%)	(25.00%)
Effective income tax rates